December 17, 2012

VIA EDGAR

Jeffrey P. Riedler

Assistant Director

Division of Corporation Finance

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re: RedHill Biopharma Ltd.

Amendment No. 2 to Draft Registration Statement on Form 20-F/A

Submitted: December 3, 2012

CIK No. 0001553846

Dear Mr. Riedler:

We enclose responses to the comments raised by the staff of the Securities and Exchange Commission (the “Staff”) in its comment letter, dated December 13, 2012, with respect to Amendment No. 2 to the Registration Statement on Form 20-F/A ("Form 20-F") of RedHill Biopharma Ltd. (the "Company" or "we") submitted on December 3, 2012.

For your convenience, the comments of the Staff have been restated below in their entirety in bold, with the response to each comment set forth immediately under the respective comment. Capitalized terms used herein but not otherwise defined shall have the meanings ascribed to them in the above referenced Form 20-F.

Item 18. Financial Statements

Note 2-Summary of Significant Accounting Policies

e. Research and Development, page F-16

1. With reference to prior comment five, revise your policy disclosure to state that research and development costs for the performance of clinical trials and manufacturing by subcontractors are recognized as incurred, as that is GAAP, and revise the financial statements if necessary.

In response to the Staff's comment, we have revised the disclosure on page F-16.

13882/2002/4123430/2

Haynes and Boone, LLP

Attorneys and Counselors

30 Rockefeller Plaza, 26th Floor

New York, New York 10112

Phone: 212.659.7300

Fax: 212.918.8989

Note 21-Loss Per Ordinary Share, page F-47

2. Please refer to prior comment seven. Please revise your disclosure in Note 2p to conform to your disclosure in Note 21.

In response to the Staff's comment, we have revised the disclosure in Note 2p.

* * * * *

If you have any questions or concerns, please call the undersigned at 212-659-4974.

Very truly yours,

/s/ Rick Werner

Rick Werner, Esq.
Haynes and Boone, LLP

cc:	Mr. Ori Shilo, Deputy Chief Executive Officer Finance and Operations, RedHill Biophama Ltd.

Mr. Perry Wildes, Adv., Gross, Kleinhendler, Hodak, Halevy, Greenberg & Co.

2	Confidential